CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 6(c)

Exception Summary

Exception Type	Exception Grade	Exception	Total
Current	3	Collection Comments - Incomplete -	51
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	44
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	31
		Title Issue -	31
		Delinquent HOA Fees	4
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	2
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	1
		Legal action - ownership rights are endangered	1
		Mortgagor Deceased - Not clear or no information on executor/heir	1
		Cease and Desist Request Received From Mortgagor or 3rd Party	1
		Total Current Grade (3) Exceptions:	167
Total Current Exceptions:			167